Consolidated Statements of Condition - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Assets:
Cash and cash equivalents		$ 2,722,915	$ 1,947,931		$ 741,870
Securities:
Debt securities available-for-sale		6,177,905	5,813,333		5,853,057
Equity investments with readily determinable fair values, at fair value		15,801	31,576		32,830
Total securities		6,193,706	5,844,909		5,885,887
Loans held for sale	[1]	141,435	117,136	[2]
Loans and leases held for investment, net of deferred loan fees and costs		43,125,139	42,883,598		41,894,155
Less: Allowance for credit losses on loans and leases		(197,758)	(194,043)		(147,638)
Total loans and leases held for investment, net		42,927,381	42,689,555		41,746,517
Total loans and leases held for investment and held for sale, net		43,068,816	42,806,691		41,746,517
Federal Home Loan Bank stock, at cost	[3]	698,984	714,005		647,562
Premises and equipment, net		282,407	287,447		312,626
Operating lease right-of-use assets		262,196	266,864		286,194
Goodwill		2,426,379	2,426,379		2,426,379
Bank-owned life insurance		1,165,765	1,164,196		1,145,058
Other real estate owned and other repossessed assets		8,153	8,318		12,268
Other assets		827,571	839,380		436,460
Total assets		57,656,892	56,306,120		53,640,821
Deposits:
Interest-bearing checking and money market accounts		12,665,002	12,610,073		10,230,144
Savings accounts		7,043,602	6,415,608		4,780,007
Certificates of deposit		9,614,298	10,330,680		14,214,858
Non-interest-bearing accounts		4,874,234	3,080,452		2,432,123
Total deposits		34,197,136	32,436,813		31,657,132
Wholesale borrowings:
Federal Home Loan Bank advances		14,302,661	14,627,661		13,102,661
Repurchase agreements		800,000	800,000		800,000
Total wholesale borrowings		15,102,661	15,427,661		13,902,661
Junior subordinated debentures		360,362	360,259		359,866
Subordinated notes		295,764	295,624		295,066
Total borrowed funds		15,758,787	16,083,544		14,557,593
Operating lease liabilities		262,169	266,846		285,991
Other liabilities		642,360	677,273		428,411
Total liabilities		50,860,452	49,464,476		46,929,127
Stockholders' equity:
Preferred stock		502,840	502,840		502,840
Common stock		4,904	4,904		4,904
Paid-in capital in excess of par		6,103,251	6,122,690		6,115,487
Retained earnings		552,566	494,229		342,023
Treasury stock		(245,005)	(257,541)		(220,717)
Accumulated other comprehensive loss, net of tax:
Net unrealized gain (loss) on securities available for sale, net of tax		(41,809)	66,880		25,440
Net unrealized loss on pension and post-retirement obligations, net of tax		(54,855)	(59,345)		(59,136)
Net unrealized (loss) gain on cash flow hedges, net of tax		(25,452)	(33,013)		853
Total accumulated other comprehensive loss, net of tax		(122,116)	(25,478)		(32,843)
Total stockholders' equity		6,796,440	6,841,644		6,711,694
Total liabilities and stockholders' equity		$ 57,656,892	$ 56,306,120		$ 53,640,821

[1]	Includes deferred loan origination fees of $3.8 million and $1.7 million at March 31, 2021 and December 31, 2020, respectively.
[2]	Includes deferred loan origination fees of $1.7 million.
[3]	Carrying value and estimated fair value are at cost.